Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment

	December 31, 2022
	Cost(1) $	Accumulated depreciation and impairment $	Net book value $
Leasehold improvements	181,572	103,772	77,800
Computer equipment	40,015	17,178	22,837
Fulfillment equipment	19,436	484	18,952
Fulfillment robots	15,320	8,962	6,358
Furniture and equipment	28,055	23,181	4,874
	284,398	153,577	130,821
(1) Included in cost is $3,617 of leasehold improvements that were impaired and disposed of in the year ended December 31, 2022. See Note 10 for details.

	December 31, 2021
	Cost $	Accumulated depreciation and impairment(1) $	Net book value $
Leasehold improvements	159,131	84,930	74,201
Computer equipment	33,505	18,241	15,264
Fulfillment equipment	2,015	37	1,978
Fulfillment robots	9,470	3,888	5,582
Furniture and equipment	28,751	20,250	8,501
	232,872	127,346	105,526
(1) Included in accumulated depreciation is $1,709 of impairment on leasehold improvements in the year ended December 31, 2021. See Note 10 for details.

During the years ended December 31, 2022 and 2021, the Company disposed of and retired computer equipment with an original cost of $14,579 and $13,191, respectively. There was no gain or loss recognized in the consolidated statements of operations and comprehensive (loss) income as a result of the retirement and disposal of these assets.

The following table illustrates the classification of depreciation in the consolidated statements of operations and comprehensive (loss) income:

	Years ended
	December 31, 2022 $	December 31, 2021 $
Cost of revenues	3,721	2,649
Sales and marketing	8,213	10,103
Research and development	17,697	20,125
General and administrative	6,541	8,951
	36,172	41,828